Guggenheim Variable Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated August 31, 2015
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented from time to time, for Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (Mid Cap Value Series) (the “Series”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective immediately, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are added as portfolio managers for the Series. James P. Schier remains a portfolio manager of Series O, Series Q, and Series V and is added as a portfolio manager for Series B.
Effective immediately, Mark A. Mitchell no longer serves as a portfolio manager for Series B and Series O. Accordingly, all references to Mark A. Mitchell are hereby deleted.
Effective immediately, the section of the Prospectus for Series B (Large Cap Value Series) titled "Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:
Series B pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2015, the Russell 1000 Value Index consisted of securities of companies with capitalizations that ranged from $212.3 million to $357.1 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.
The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.
The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.
The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Series may, from time to time, invest a portion of its assets in technology stocks.
Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. The Series may be unable to pursue or achieve its investment objective during that time and temporary defensive investments could reduce the benefit from any upswing in the market.
Effective immediately, the sections titled “Portfolio Manager(s)” on pages 10, 56, 67, and 71 of the Prospectus are hereby deleted in their entirety and replaced, respectively, as follows:
Series B - Portfolio Managers
James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. Messrs. Schier, Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015.
Series O - Portfolio Managers
James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. James P. Schier has managed the Series since August 2008. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015.
Series Q - Portfolio Managers
James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. James P. Schier has managed the Series since February 2009. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015.
Series V - Portfolio Managers
James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, and Gregg Strohkorb each hold the title of Portfolio Manager with the Investment Manager. James P. Schier has managed the Series since April 1997. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015.
Effective immediately, the second, ninth, eleventh, and twelfth paragraphs in the section titled “Portfolio Managers” on page 102 of the Prospectus are hereby deleted in their entirety and replaced with the following, respectively:
Series B (Large Cap Value Series)-James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series.
Series O (All Cap Value Series)-James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series.

Series Q (Small Cap Value Series)-James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series.
Series V (Mid Cap Value Series)-James P. Schier, Scott Hammond, Farhan Sharaff, and Gregg Strohkorb are primarily responsible for the day-to-day management of the Series.
Effective immediately, the following paragraph is hereby added to the section of the Prospectus titled "Portfolio Managers":
Gregg Strohkorb, Portfolio Manager of Security Investors. Mr. Strohkorb joined the Investment Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Effective immediately, the following information is hereby added to the table in the section titled “Portfolio Managers-Other Accounts Managed by Portfolio Managers” on page 67 of the SAI:

	Dollar Range of Fund Shares Owned	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager		Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Gregg Strohkorb*	$ 0	0	$ 0	0	$ 0	0	$ 0

*	Information provided as of July 31, 2015

Please Retain This Supplement for Future Reference

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